CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 7,071,913	$ 3,969,100	$ 56,249
Accounts receivable, net	1,390,152	1,244,876	2,611,608
Contract assets	37,566	102,458	1,375,920
Prepaid expenses and other current assets	694,702	486,626	716,598
Total Current Assets	9,194,333	5,803,060	4,760,375
Property and equipment, net	321,143	342,180	260,181
Operating lease right of use asset	154,023	196,144	430,146
OTHER ASSETS:
Software development costs, net			20,000
Patents and trademarks, net	70,508	64,415	61,598
Total Other Assets	70,508	64,415	81,598
TOTAL ASSETS	9,740,007	6,405,799	5,532,300
CURRENT LIABILITIES:
Accounts payable	689,649	599,317	2,641,437
Accounts payable - related parties	7,700	7,700	12,791
Notes payable - financing agreements	237,390	42,942	42,299
Notes payable - related parties, net of discounts			905,373
Line of credit			27,615
Payroll taxes payable	3,146	3,146	115,111
Accrued expenses	984,174	1,038,092	393,272
Current portion-equipment financing agreements	92,224	89,620	45,072
Current portion-operating lease obligations	158,556	202,797	239,688
Current portion-SBA loan		627,465
Contract liabilities	166,033	709,553	8,661
Deferred revenue	1,267,921	315,370	936,428
Total Current Liabilities	3,606,793	3,636,002	5,367,747
Equipment financing payable, less current portion	79,128	103,184	89,026
Operating lease obligations, less current portion			202,797
SBA loan, less current portion		782,805
Total Liabilities	3,685,921	4,521,991	5,659,570
Commitments and Contingencies (Note 11)
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock: $0.001 par value; 500,000,000 shares authorized, 3,535,339 shares issued, 3,534,015 shares outstanding at March 31, 2021 and December 31, 2020, respectively	3,536	3,536	1,982
Additional paid-in capital	39,897,175	39,820,874	31,063,915
Total stock & paid-in-capital	46,105,711	41,529,410	32,770,897
Accumulated deficit	(39,894,173)	(39,488,150)	(32,740,715)
Sub-total	6,211,538	2,041,260	30,182
Less: Treasury stock (1,324 shares of common stock at March 31, 2021 and December 31, 2020	(157,452)	(157,452)	(157,452)
Total Stockholders' Equity (Deficit)	6,054,086	1,883,808	(127,270)
Total Liabilities and Stockholders' Equity (Deficit)	9,740,007	6,405,799	5,532,300
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,480,000 shares available to be designated
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,480,000 shares available to be designated	1,705,000	1,705,000	$ 1,705,000
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,480,000 shares available to be designated	$ 4,500,000